Long-Term Debt - Additional Information - Senior Unsecured Bonds (Detail)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($) vessel	Jun. 30, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 6,572,922,000	$ 6,639,546,000
Teekay Offshore | Five-year senior unsecured bonds
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 300,000,000
Debt term	5 years
Debt instrument, carrying amount			$ 300,000,000
Debt instrument interest rate	6.00%
Teekay Offshore | Ten-year senior unsecured bonds
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 174,200,000
Debt term		10 years
Debt instrument interest rate		4.96%
Number of vessels | vessel		2
Frequency of periodic payments			semi-annual repayments
Debt instrument, carrying amount			$ 140,700,000
Teekay Offshore | Senior Unsecured Bonds Mature in June 2024
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 30,000,000
Debt instrument interest rate					4.27%
Carrying amount of long-term debt			$ 22,000,000
Number of subsidiaries | subsidiary			2